Shareholder Fees {- Fidelity International Small Cap Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity International Small Cap Fund Retail PRO-06 | Fidelity International Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none